SHARE-BASED COMPENSATION (Deferred share unit plan Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Jan. 01, 2017 USD ($) shares	Jan. 03, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses	$ 16,065,000	$ 15,756,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum percentage of annual board retainer in the form of share-based payment arrangement	50.00%
Number of other equity instruments outstanding (in shares) | shares	292,873	255,472	226,000
Other equity instruments outstanding amount	$ 9,500,000	$ 6,500,000
Fair value per unit outstanding (in dollars per share)	32.30	25.37
Compensation expense included in selling, general and administrative expenses	$ 1,100,000	$ 700,000